MINERAL RIGHTS (Tables)	6 Months Ended
Jun. 30, 2021
Mineral Rights
SCHEDULE OF MINERAL RIGHTS
	Platosa	Beschefer	Silver City	Kilgore	Oakley
	(Mexico)	(Canada)	(Germany) (1)	(Idaho) (2)	(Idaho) (3)	Total
	$	$	$	$	$	$
At January 1, 2020
Cost	3,785	1,428	245	-	-	5,458
Accumulated amortization	(2,782)	-	-	-	-	(2,782)
Opening net book value	1,003	1,428	245	-	-	2,676

Year ended December 31, 2020
Opening net book value	1,003	1,428	245	-	-	2,676
Acquisitions	-	-	317	13,711	5,332	19,360
Additions	-	-	-	45	32	77
Disposals	-	(1,348)	-	-	-	(1,348)
Depletion and amortization	(178)	-	-			(178)
Exchange differences	(21)	(80)	25	-	-	(76)
Closing net book value	804	-	587	13,756	5,364	20,511

At December 31, 2020
Cost	3,721	-	587	13,756	5,364	23,428
Accumulated amortization	(2,917)	-	-	-	-	(2,917)
Opening net book value	804	-	587	13,756	5,364	20,511

Period ended June 30, 2021
Opening net book value	804	-	587	13,756	5,364	20,511
Additions	-	-	75	-	-	75
Payments received under earn-in agreement	-	-	-	-	(75)	(75)
Depletion and amortization	(113)	-	-	-	-	(113)
Exchange differences	18	-	20	-	-	38
Closing net book value	709	-	682	13,756	5,289	20,436

At June 30, 2021
Cost	3,796	-	682	13,756	5,289	23,523
Accumulated amortization	(3,087)	-	-	-	-	(3,087)
Closing net book value	709	-	682	13,756	5,289	20,436